SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION
22.	SEGMENT AND GEOGRAPHIC INFORMATION

As of December 31, 2022, 2021 and 2020, the Company identified one operating and reportable segment for purposes of allocating resources and evaluating financial performance. Asset information on a segment basis is not disclosed as this information is not separately identified or internally reported to the Company’s CODM.

Geographic Financial Information

The following represents the Company’s geographic revenue based on customer location (in thousands):

	December 31,
	2022	2021	2020
Americas	$525,775	$496,607	$457,327
Europe, the Middle East, and Africa	293,673	317,435	270,701
Asia-Pacific	106,796	104,646	87,373
Total Revenues	$926,244	$918,688	$815,401

Included in Americas is the United States, which comprises approximately 51.7%, 48.9% and 51.3% of total revenue for the years ended December 31, 2022, 2021 and 2020, respectively. Included in Europe, the Middle East, and Africa is the United Kingdom, which accounts for approximately 10.4%, 11.5% and 10.4% of total revenue for the years ended December 31, 2022, 2021 and 2020, respectively. No other country accounts for more than 10% of the Company’s revenue in any period presented.

The Company’s long-lived tangible assets were located as follows (in thousands):

	December 31,
	2022	2021
Americas	$87,819	$85,213
Europe, the Middle East, and Africa	83,928	85,307
Asia-Pacific	336	376
Total long-lived tangible assets	$172,083	$170,896

Included in Americas is the United States, which comprises 47.0% and 47.1% of total long-lived tangible assets as of December 31, 2022 and 2021, respectively. Included in Europe, the Middle East, and Africa is Ireland, which comprises 41.7% and 43.6% of total long-lived tangible assets as of December 31, 2022 and 2021, respectively.